Sep. 24, 2021
AllianzIM U.S. Large Cap Buffer10 Oct ETF

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the ”Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. The Funds’ current Outcome Period began on October 1, 2020, and will end on September 30, 2021. Following the end of this Outcome Period, each Fund will reset and commence a new Outcome Period beginning October 1, 2021, and ending on September 30, 2022. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or September 30, 2021. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	Estimated Cap Range
AllianzIM U.S. Large Cap Buffer10 Oct ETF	AZAO	9.35% – 12.35% (before management fee) 8.61% – 11.61% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Oct ETF	AZBO	4.05% – 7.05% (before management fee) 3.31% – 6.31% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

AllianzIM U.S. Large Cap Buffer20 Oct ETF

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the ”Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. The Funds’ current Outcome Period began on October 1, 2020, and will end on September 30, 2021. Following the end of this Outcome Period, each Fund will reset and commence a new Outcome Period beginning October 1, 2021, and ending on September 30, 2022. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or September 30, 2021. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	Estimated Cap Range
AllianzIM U.S. Large Cap Buffer10 Oct ETF	AZAO	9.35% – 12.35% (before management fee) 8.61% – 11.61% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Oct ETF	AZBO	4.05% – 7.05% (before management fee) 3.31% – 6.31% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

As described in the Fund’s prospectus, the Fund is subject to an upside return cap (the ”Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. The Fund’s initial Outcome Period will begin on October 1, 2021, and will end on March 31, 2022. The Fund’s Cap will not be determined until after the end of the last market day prior to the initial Outcome Period, or September 30, 2021. As of the date of this Supplement, the Cap for the Fund for the initial Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	Estimated Cap Range
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	SIXO	3.35% – 6.35% (before management fee) 2.98% – 5.98% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.